Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Net book value		$ 93,719	$ 90,982
Land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Net book value		29,711	24,598
Machinery and equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Net book value		47,940	43,236
Projects in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Net book value		15,776	22,881
Other [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Net book value	[1]	292	267
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		161,291	118,518
Additions		15,962	20,331
Disposals		(713)	(1,043)
Effect of foreign currency exchange differences		(17,632)	20,985
Reclassification between categories		3,511
Transfers to assets held for sale		(1,534)	2,500
Balance at ending		160,885	161,291
Cost [Member] | Land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		38,529	32,148
Additions			27
Disposals		(23)	(293)
Effect of foreign currency exchange differences		(2,797)	2,952
Reclassification between categories		5,048
Transfers to assets held for sale			3,695
Balance at ending		40,757	38,529
Cost [Member] | Machinery and equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		95,197	61,840
Additions		1,073	1,123
Disposals		(652)	(280)
Effect of foreign currency exchange differences		(12,763)	14,694
Reclassification between categories		18,721
Transfers to assets held for sale		(1,534)	17,820
Balance at ending		100,042	95,197
Cost [Member] | Projects in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		23,388	20,716
Additions		14,818	19,078
Disposals
Effect of foreign currency exchange differences		(1,617)	2,638
Reclassification between categories		(20,374)
Transfers to assets held for sale			(19,044)
Balance at ending		16,215	23,388
Cost [Member] | Other [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning	[1]	4,177	3,814
Additions	[1]	71	103
Disposals	[1]	(38)	(470)
Effect of foreign currency exchange differences	[1]	(455)	701
Reclassification between categories	[1]	116
Transfers to assets held for sale	[1]		29
Balance at ending	[1]	3,871	4,177
Accumulated depreciation and impairment losses [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		70,309	47,933
Disposals		(645)	(951)
Depreciation expense		6,970	5,781
Impairment loss			6,723
Effect of foreign currency exchange differences		(7,637)	8,669
Reclassification between categories		(836)
Transfers to assets held for sale		(995)	2,154
Balance at ending		67,166	70,309
Accumulated depreciation and impairment losses [Member] | Land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		13,931	8,920
Disposals		(23)	(278)
Depreciation expense		1,079	859
Impairment loss			4,138
Effect of foreign currency exchange differences		(576)	292
Reclassification between categories		(3,365)
Transfers to assets held for sale
Balance at ending		11,046	13,931
Accumulated depreciation and impairment losses [Member] | Machinery and equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		51,961	35,143
Disposals		(585)	(228)
Depreciation expense		5,786	4,750
Impairment loss			2,536
Effect of foreign currency exchange differences		(6,568)	7,602
Reclassification between categories		2,503
Transfers to assets held for sale		(995)	2,158
Balance at ending		52,102	51,961
Accumulated depreciation and impairment losses [Member] | Projects in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning		507	403
Disposals
Depreciation expense
Impairment loss
Effect of foreign currency exchange differences		(68)	104
Reclassification between categories
Transfers to assets held for sale
Balance at ending		439	507
Accumulated depreciation and impairment losses [Member] | Other [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Balance at beginning	[1]	3,910	3,467
Disposals	[1]	(37)	(445)
Depreciation expense	[1]	105	172
Impairment loss	[1]		49
Effect of foreign currency exchange differences	[1]	(425)	671
Reclassification between categories	[1]	26
Transfers to assets held for sale	[1]		(4)
Balance at ending	[1]	$ 3,579	$ 3,910

[1]	‘Other’ includes computer equipment and other office furniture and equipment.